Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 10 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Salary and related expenses	4,429	3,458	1,543
Materials and related expenses	1,365	1,082	204
Share based payment	663	2,392	1,792
Subcontractors	304	850	496
Depreciation	291	188	94
IIA participation	-	-	(106)
Other	268	213	47
Total	7,320	8,183	4,070